Income Taxes (Details) - Schedule of federal corporate income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Federal Corporate Income Tax Rate [Abstract]
Federal income tax expense	21.00%	21.00%
State income taxes (net of federal benefit)	3.80%	0.00%
Permanent differences	(0.10%)	(1.30%)
Fair value debt adjustments	(4.50%)	(0.60%)
Disallowed interest	(0.40%)	(2.70%)
Foreign tax rate difference	(0.20%)	(6.70%)
Return-to-provision adjustment	(3.10%)	0.40%
Uncertain tax benefit	(0.40%)
Expiration of tax attributes	(1.70%)	(1.00%)
State tax rate change on deferred taxes	6.40%
Valuation allowance	(20.80%)	(9.10%)
Effective tax rate	0.00%	0.00%